NATURE OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail Textuals 1) (USD $) In Billions, unless otherwise specified	12 Months Ended		87 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Noncontrolling Interest [Line Items]
Revenue
Consolidated Contractors International Company, SAL
Noncontrolling Interest [Line Items]
Revenue	$ 5.5
Entity number of employees	120,000		120,000
Consolidated Contractors (Oman) Company LLC
Noncontrolling Interest [Line Items]
Entity number of employees	13,000		13,000